Basis of Presentation	3 Months Ended
Mar. 29, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation

Organization

On June 7, 2013, H. J. Heinz Company ("Heinz") was acquired by H. J. Heinz Holding Corporation (formerly known as Hawk Acquisition Holding Corporation) (“Parent”), a Delaware corporation controlled by Berkshire Hathaway Inc. (“Berkshire Hathaway”) and 3G Special Situations Fund III, L.P. (“3G Capital,” and together with Berkshire Hathaway, the “Sponsors”), pursuant to the Agreement and Plan of Merger, dated February 13, 2013 (the “2013 Merger Agreement”), as amended by the Amendment to Agreement and Plan of Merger, dated March 4, 2013 (the “Amendment”), by and among Heinz, Parent and Hawk Acquisition Sub, Inc., a Pennsylvania corporation and an indirect wholly owned subsidiary of Parent (“Merger Subsidiary”), in a transaction hereinafter referred to as the “2013 Merger.” As a result of the 2013 Merger, Merger Subsidiary merged with and into Heinz, with Heinz surviving as a wholly owned subsidiary of H.J. Heinz Holding Corporation (formerly Hawk Acquisition Intermediate Corporation II) ("Holdings"), which in turn is an indirect wholly owned subsidiary of Parent. Each of the Sponsors owns 425 million shares of common stock in Parent which, in turn, indirectly holds 1,000 shares of common stock in Holdings. In addition, Berkshire Hathaway has an $8.0 billion preferred stock investment in Parent which entitles it to a 9.0% annual dividend, and warrants to purchase approximately 46 million additional shares of common stock in Parent.

Unless the context otherwise requires, the terms "we," "us," "our" and "Heinz" refer, collectively, to Parent, H. J. Heinz Company, and their subsidiaries.

Basis of Presentation

The interim condensed consolidated financial statements of Heinz are unaudited and have been prepared following the rules and regulations of the United States Securities and Exchange Commission ("SEC"). In the opinion of management, all adjustments, which are of a normal and recurring nature, except those which have been disclosed elsewhere in this proxy statement/prospectus, necessary for a fair statement of the financial position and results of operations of these interim periods, have been included. The year-end condensed consolidated balance sheet data was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America.

The results for interim periods are not necessarily indicative of the results to be expected for the full fiscal year due in part to the seasonal nature of Heinz's business. These statements should be read in conjunction with Heinz's consolidated financial statements and related notes, and management's discussion and analysis of financial condition and results of operations as of and for the year ended December 28, 2014, which appear elsewhere in this proxy statement/prospectus.